Commitments, Guarantees and Contingent Liabilities - Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers (Detail)
¥ in Millions
Mar. 31, 2023 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
2024	¥ 5,846
2025	4,263
2026	1,663
2027	1,468
2028	958
Thereafter	1
Total	¥ 14,199